Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.27%
Apparel & Textile Products — 2.08%
Deckers Outdoor Corp.
(a)
254,118 $ 93,085,964
Kontoor Brands, Inc. 686,315 35,173,644
128,259,608
Asset Management — 1.49%
Federated Hermes, Inc., Class B 1,454,707 54,667,889
Stifel Financial Corp. 534,886 37,666,672
92,334,561
Banking — 8.25%
Bank of Hawaii Corp. 756,348 63,351,708
Cadence Bank 1,807,846 53,855,732
F.N.B. Corp. 5,697,677 69,112,822
Financial Institutions, Inc. 166,962 5,309,392
First Citizens BancShares , Inc., Class A 112,671 93,498,903
First Commonwealth Financial Corp. 1,281,650 20,621,749
First Financial Corp. 307,601 13,931,249
Fulton Financial Corp. 2,729,662 46,404,254
Hilltop Holdings, Inc. 1,465,012 51,480,522
Lakeland Bancorp, Inc. 502,869 9,549,482
Lakeland Financial Corp. 158,987 12,741,218
TowneBank 170,398 5,382,873
TriState Capital Holdings, Inc.
(a)
164,667 4,982,823
Washington Federal, Inc. 1,770,915 59,113,143
509,335,870
Biotech & Pharma — 3.34%
Amphastar Pharmaceuticals, Inc.
(a)
577,233 13,443,757
Exelixis , Inc.
(a)
2,447,644 44,742,932
United Therapeutics Corp.
(a)
686,301 148,295,920
206,482,609
Chemicals — 1.34%
Avient Corp. 454,635 25,436,828
Stepan Co. 111,507 13,859,205
Valvoline, Inc. 1,171,721 43,693,476
82,989,509
Commercial Support Services — 5.02%
Clean Harbors, Inc.
(a)
346,340 34,554,342
CRA International, Inc. 73,531 6,864,854
Deluxe Corp. 184,430 5,922,047
FTI Consulting, Inc.
(a)
696,283 106,823,738
H&R Block, Inc. 3,398,675 80,072,783
Kforce , Inc. 249,978 18,803,345
ManpowerGroup , Inc. 243,100 23,660,923
TriNet Group, Inc.
(a)
351,340 33,468,648
310,170,680

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Construction Materials — 0.65%
MDU Resources Group, Inc. 1,307,444 $ 40,321,573
Consumer Services — 2.41%
Adtalem Global Education, Inc.
(a)
1,006,018 29,737,892
Perdoceo Education Corp.
(a)
1,524,758 17,931,154
Rent-A-Center, Inc. 1,851,033 88,923,625
Stride, Inc.
(a)
363,969 12,131,087
148,723,758
Containers & Packaging — 0.75%
Graphic Packaging Holding Co. 2,362,700 46,072,650
Electric Utilities — 1.12%
Otter Tail Corp. 339,412 24,240,805
Portland General Electric Co. 850,821 45,025,448
69,266,253
Electrical Equipment — 2.27%
Acuity Brands, Inc. 291,658 61,749,832
Atkore , Inc.
(a)
707,127 78,625,451
140,375,283
Engineering & Construction — 5.36%
Comfort Systems USA, Inc. 594,070 58,777,286
EMCOR Group, Inc. 1,154,556 147,078,888
MasTec , Inc.
(a)
778,837 71,871,078
Primoris Services Corp. 823,212 19,740,624
TopBuild Corp.
(a)
122,569 33,818,013
331,285,889
Food — 0.59%
Simply Good Foods Co. (The)
(a)
873,447 36,309,192
Forestry, Paper & Wood Products — 2.37%
Louisiana-Pacific Corp. 1,863,444 146,000,837
Gas & Water Utilities — 0.59%
ONE Gas, Inc. 172,583 13,390,715
Southwest Gas Holdings, Inc. 331,404 23,214,850
36,605,565
Health Care Facilities & Services — 4.97%
Amedisys , Inc.
(a)
92,813 15,024,568
Chemed Corp. 85,575 45,272,598
LHC Group, Inc.
(a)
262,308 35,996,527
Medpace Holdings, Inc.
(a)
462,369 100,629,989
Select Medical Holdings Corp. 2,241,854 65,910,508
Syneos Health, Inc., Class A
(a)
431,762 44,333,322
307,167,512
Home Construction — 2.92%
KB Home 863,331 38,616,796
Masonite International Corp.
(a)
461,691 54,456,453

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Home Construction — (continued)
Meritage Homes Corp.
(a)
712,800 $ 87,004,368
180,077,617
Household Products — 0.76%
Helen of Troy Ltd.
(a)
191,917 46,917,949
Industrial Support Services — 0.69%
Applied Industrial Technologies, Inc. 417,185 42,844,900
Institutional Financial Services — 1.79%
Evercore , Inc., Class A 282,600 38,391,211
Jefferies Financial Group, Inc. 956,669 37,118,757
Virtu Financial, Inc., Class A 1,227,033 35,375,361
110,885,329
Insurance — 3.75%
Hanover Insurance Group, Inc. 698,799 91,584,597
Kemper Corp. 1,263,527 74,282,752
Primerica, Inc. 426,518 65,372,414
231,239,763
Leisure Products — 0.13%
Johnson Outdoors, Inc., Class A 88,374 8,279,760
Machinery — 2.10%
Crane Co. 348,264 35,428,897
Donaldson Co., Inc. 437,079 25,901,302
Regal Beloit Corp. 400,396 68,139,391
129,469,590
Medical Equipment & Devices — 5.44%
Bruker Corp. 1,946,508 163,331,486
Globus Medical, Inc., Class A
(a)
342,099 24,699,548
Integer Holdings Corp.
(a)
801,262 68,580,015
Integra LifeSciences Holdings Corp.
(a)
663,400 44,441,166
Meridian Bioscience, Inc.
(a)
430,303 8,778,181
Merit Medical Systems, Inc.
(a)
416,486 25,947,078
335,777,474
Oil & Gas Producers — 2.01%
Murphy USA, Inc. 405,977 80,886,858
Oasis Petroleum, Inc. 344,264 43,373,821
124,260,679
Publishing & Broadcasting — 2.08%
Gray Television, Inc. 2,842,333 57,301,433
Nexstar Media Group, Inc., Class A 469,675 70,911,532
128,212,965
Real Estate — 2.72%
Apple Hospitality REIT, Inc. 4,186,337 67,609,342
City Office, Inc. 2,037,645 40,182,359
Industrial Logistics Properties Trust 415,595 10,410,655

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Real Estate — (continued)
Office Properties Income Trust 434,512 $ 10,793,278
Piedmont Office Realty Trust, Inc., Class A 2,107,733 38,740,133
167,735,767
Real Estate Services — 0.03%
RMR Group, Inc. (The), Class A 60,515 2,098,660
Retail - Discretionary — 5.35%
Builders FirstSource , Inc.
(a)
1,871,189 160,379,610
MarineMax , Inc.
(a)
543,251 32,073,539
Signet Jewelers Ltd. 571,463 49,734,425
Sleep Number Corp.
(a)
726,071 55,617,039
Zumiez , Inc.
(a)
684,362 32,842,532
330,647,145
Semiconductors — 3.42%
Amkor Technology, Inc. 4,846,153 120,136,133
Cirrus Logic, Inc.
(a)
235,586 21,678,624
Diodes, Inc.
(a)
268,905 29,528,458
FormFactor , Inc.
(a)
872,314 39,882,196
211,225,411
Software — 5.31%
Concentrix Corp. 626,989 111,992,775
Consensus Cloud Solutions, Inc.
(a)
429,476 24,853,776
Progress Software Corp. 1,093,978 52,806,318
Ziff Davis, Inc.
(a)
1,248,196 138,375,009
328,027,878
Specialty Finance — 0.74%
Stewart Information Services Corp. 572,079 45,611,859
Steel — 0.74%
Commercial Metals Co. 1,263,971 45,869,508
Technology Hardware — 6.19%
Avnet, Inc. 694,572 28,637,204
Jabil, Inc. 3,230,083 227,236,338
Lumentum Holdings, Inc.
(a)
355,535 37,604,937
Sanmina Corp.
(a)
1,785,024 74,007,094
TD SYNNEX Corp. 134,730 15,407,723
382,893,296
Technology Services — 4.94%
CSG Systems International, Inc. 1,035,704 59,677,264
EVERTEC, Inc. 1,002,704 50,115,146
ExlService Holdings, Inc.
(a)
415,258 60,116,901
Insight Enterprises, Inc.
(a)
202,126 21,546,632
ManTech International Corp., Class A 357,072 26,041,261
Science Applications International Corp. 620,897 51,900,780

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Services — (continued)
TTEC Holdings, Inc. 396,014 $ 35,859,068
305,257,052
Transportation & Logistics — 2.56%
Costamare , Inc. 506,030 6,401,280
Hub Group, Inc., Class A
(a)
347,100 29,239,704
Landstar System, Inc. 684,645 122,565,147
158,206,131
Total Common Stocks (Cost $4,301,008,912) 5,947,240,082
MONEY MARKET FUNDS - 2.99%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
0.01%
(b)
184,879,846 184,879,846
Total Money Market Funds
(Cost $184,879,846) 184,879,846
Total Investments — 99.26%
(Cost $4,485,888,758) 6,132,119,928
Other Assets in Excess of Liabilities  — 0.74% 45,457,560
NET ASSETS — 100.00% $ 6,177,577,488
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2021.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.78%
Apparel & Textile Products — 3.58%
Crocs, Inc.
(a)
20,700 $ 2,654,154
Kontoor Brands, Inc. 33,400 1,711,750
4,365,904
Biotech & Pharma — 1.53%
Halozyme Therapeutics, Inc.
(a)
46,425 1,866,749
Commercial Support Services — 1.99%
ZipRecruiter, Inc., Class A
(a)
97,500 2,431,650
Consumer Services — 1.35%
Stride, Inc.
(a)
49,245 1,641,336
E-Commerce Discretionary — 1.39%
Revolve Group, Inc., Class A
(a)
30,225 1,693,809
Electrical Equipment — 7.64%
Acuity Brands, Inc. 13,000 2,752,360
Atkore , Inc.
(a)
24,800 2,757,512
Itron , Inc.
(a)
23,410 1,604,053
SMART Global Holdings, Inc.
(a)
30,940 2,196,431
9,310,356
Food — 1.75%
Darling Ingredients, Inc.
(a)
30,775 2,132,400
Home Construction — 1.85%
Century Communities, Inc. 27,600 2,257,404
Internet Media & Services — 1.99%
Cargurus , Inc.
(a)
72,050 2,423,762
Leisure Facilities & Services — 8.07%
Everi Holdings, Inc.
(a)
110,020 2,348,927
Papa John's International, Inc. 20,600 2,749,482
Scientific Games Corp.
(a)
33,300 2,225,439
Six Flags Entertainment Corp.
(a)
59,100 2,516,478
9,840,326
Leisure Products — 1.76%
Axon Enterprise, Inc.
(a)
13,665 2,145,405
Life Sciences Tools & Services — 2.20%
Repligen Corp.
(a)
10,150 2,688,126
Medical Equipment & Devices — 7.42%
Envista Holdings Corp.
(a)
57,200 2,577,432
LivaNova PLC
(a)
29,200 2,552,956
Merit Medical Systems, Inc.
(a)
32,400 2,018,520
Natera , Inc.
(a)
20,300 1,895,817
9,044,725

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Publishing & Broadcasting — 1.56%
Houghton Mifflin Harcourt Co.
(a)
118,330 $ 1,905,113
Real Estate Services — 2.27%
Newmark Group, Inc., Class A 147,919 2,766,085
Retail - Discretionary — 8.27%
Abercrombie & Fitch Co., Class A
(a)
55,625 1,937,419
Children's Place, Inc. (The)
(a)
21,825 1,730,504
Petco Health & Wellness Co., Inc., Class A
(a)
120,216 2,379,074
RH
(a)
3,455 1,851,673
Signet Jewelers Ltd. 25,100 2,184,453
10,083,123
Semiconductors — 14.57%
Ambarella , Inc.
(a)
17,800 3,611,442
Kulicke & Soffa Industries, Inc. 34,300 2,076,522
MaxLinear , Inc.
(a)
41,313 3,114,587
Photronics , Inc.
(a)
106,705 2,011,389
Silicon Laboratories, Inc.
(a)
10,200 2,105,484
Synaptics , Inc.
(a)
16,700 4,834,818
17,754,242
Software — 13.12%
New Relic, Inc.
(a)
21,300 2,342,148
Omnicell , Inc.
(a)
17,500 3,157,700
PubMatic, Inc.
(a)
48,900 1,665,045
Sailpoint Technologies Holdings, Inc.
(a)
49,900 2,412,166
Schrodinger, Inc.
(a)
40,700 1,417,581
Workiva , Inc., Class A
(a)
22,674 2,958,730
Ziff Davis, Inc.
(a)
18,400 2,039,824
15,993,194
Specialty Finance — 1.64%
LendingClub Corp.
(a)
82,900 2,004,522
Technology Hardware — 6.45%
Digital Turbine, Inc.
(a)
42,280 2,578,657
Lumentum Holdings, Inc.
(a)
28,300 2,993,291
Pure Storage, Inc., Class A
(a)
70,500 2,294,775
7,866,723
Technology Services — 1.97%
LiveRamp Holdings, Inc.
(a)
50,185 2,406,371
Transportation & Logistics — 4.61%
Atlas Air Worldwide Holdings, Inc.
(a)
35,750 3,364,790
Copa Holdings, S.A., Class A
(a)
27,345 2,260,338
5,625,128
Wholesale - Consumer Staples — 1.80%
United Natural Foods, Inc.
(a)
44,755 2,196,575

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
Total Investments/Common Stocks — 98.78%
(Cost $96,494,497) $ 120,443,028
Other Assets in Excess of Liabilities  — 1.22% 1,480,586
NET ASSETS — 100.00% $ 121,923,614
(a) Non-income producing security.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 94.89%
Aerospace & Defense — 1.88%
Howmet Aerospace, Inc. 135,820 $ 4,323,151
Banking — 13.54%
CIT Group, Inc. 58,270 2,991,582
Commerce Bancshares, Inc. 38,199 2,625,792
East West Bancorp, Inc. 42,025 3,306,527
First Horizon National Corp. 282,260 4,609,306
Huntington Bancshares, Inc. 320,459 4,941,478
KeyCorp 224,525 5,193,262
M&T Bank Corp. 16,960 2,604,717
Wells Fargo & Co. 100,760 4,834,465
31,107,129
Chemicals — 5.60%
Celanese Corp. 21,525 3,617,492
Olin Corp. 106,765 6,141,123
Sherwin-Williams Co. (The) 8,864 3,121,546
12,880,161
Commercial Support Services — 5.77%
Aramark 158,875 5,854,543
Brink's Co. (The) 58,485 3,834,861
Republic Services, Inc. 25,595 3,569,223
13,258,627
Containers & Packaging — 11.67%
Berry Plastics Group, Inc.
(a)
105,660 7,795,594
Crown Holdings, Inc. 63,480 7,022,157
Graphic Packaging Holding Co. 352,160 6,867,120
WestRock Co. 115,335 5,116,261
26,801,132
Electric Utilities — 4.68%
Alliant Energy Corp. 29,210 1,795,539
CenterPoint Energy, Inc. 167,645 4,678,972
CMS Energy Corp. 20,400 1,327,020
Edison International 21,925 1,496,381
Pinnacle West Capital Corp. 20,815 1,469,331
10,767,243
Electrical Equipment — 2.91%
AMETEK, Inc. 18,365 2,700,389
Johnson Controls International PLC 28,615 2,326,686
Roper Technologies, Inc. 3,375 1,660,028
6,687,103
Food — 1.41%
Ingredion, Inc. 21,305 2,058,916
J.M. Smucker Co. (The) 8,615 1,170,089
3,229,005

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 1.90%
Atmos Energy Corp. 41,625 $ 4,361,051
Health Care Facilities & Services — 3.13%
Centene Corp.
(a)
21,200 1,746,880
Henry Schein, Inc.
(a)
24,105 1,868,861
Laboratory Corp. of America Holdings
(a)
11,370 3,572,567
7,188,308
Home & Office Products — 1.23%
Newell Brands, Inc. 129,211 2,821,968
Home Construction — 1.14%
Mohawk Industries, Inc.
(a)
14,430 2,628,857
Industrial Support Services — 1.92%
AMERCO 6,065 4,404,585
Insurance — 3.51%
Everest Re Group Ltd. 9,410 2,577,587
Globe Life, Inc. 16,600 1,555,752
Markel Corp.
(a)
3,195 3,942,630
8,075,969
Leisure Facilities & Services — 0.96%
Live Nation Entertainment, Inc.
(a)
18,420 2,204,690
Machinery — 1.97%
Donaldson Co., Inc. 40,250 2,385,215
Snap-on, Inc. 9,970 2,147,339
4,532,554
Metals & Mining — 0.35%
Arconic Corp.
(a)
24,667 814,258
Oil & Gas Producers — 5.14%
Cheniere Energy, Inc. 29,380 2,979,720
Continental Resources, Inc. 71,515 3,201,011
Devon Energy Corp. 80,000 3,524,000
Pioneer Natural Resources Co. 11,585 2,107,080
11,811,811
Real Estate — 7.17%
American Tower Corp. 13,310 3,893,175
Brixmor Property Group, Inc. 184,450 4,686,875
Public Storage 7,530 2,820,437
Simon Property Group, Inc. 17,930 2,864,676
WP Carey, Inc. 27,155 2,228,068
16,493,231
Retail - Consumer Staples — 2.91%
Dollar General Corp. 9,420 2,221,519
Dollar Tree, Inc.
(a)
31,800 4,468,535
6,690,054

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Discretionary — 4.63%
Advance Auto Parts, Inc. 7,985 $ 1,915,442
CarMax, Inc.
(a)
26,140 3,404,212
O'Reilly Automotive, Inc.
(a)
7,520 5,310,850
10,630,504
Specialty Finance — 2.24%
Synchrony Financial 110,865 5,143,027
Technology Hardware — 1.95%
CommScope Holding Co., Inc.
(a)
147,290 1,626,082
NCR Corp.
(a)
71,040 2,855,808
4,481,890
Technology Services — 7.28%
Amdocs Ltd. 33,295 2,491,798
Dun & Bradstreet Holdngs , Inc.
(a)
282,800 5,794,571
Global Payments, Inc. 31,400 4,244,652
Nielsen Holdings PLC 49,555 1,016,373
Verisk Analytics, Inc. 13,920 3,183,922
16,731,316
Total Investments/Common Stocks — 94.89%
(Cost $183,920,859) 218,067,624
Other Assets in Excess of Liabilities  — 5.11% 11,750,708
NET ASSETS — 100.00% $ 229,818,332
(a) Non-income producing security.

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96.32%
Automotive — 2.24%
Cooper-Standard Holding, Inc.
(a)
73,080 $ 1,637,723
Biotech & Pharma — 5.51%
Amgen, Inc. 8,005 1,800,885
Exelixis , Inc.
(a)
121,450 2,220,106
4,020,991
Chemicals — 3.83%
Ecolab, Inc. 11,936 2,800,066
Commercial Support Services — 5.23%
Cintas Corp. 8,630 3,824,557
E-Commerce Discretionary — 6.00%
eBay, Inc. 65,915 4,383,348
Electrical Equipment — 5.06%
Generac Holdings, Inc.
(a)
10,505 3,696,920
Internet Media & Services — 0.93%
VeriSign, Inc.
(a)
2,675 678,969
Leisure Facilities & Services — 4.71%
Yum China Holdings, Inc. 69,060 3,441,950
Machinery — 4.95%
Parker-Hannifin Corp. 11,370 3,617,024
Medical Equipment & Devices — 5.29%
Waters Corp.
(a)
10,375 3,865,725
Publishing & Broadcasting — 3.57%
Liberty Media Corp.-Liberty Sirius XM, Class C
(a)
51,281 2,607,638
Retail - Consumer Staples — 5.51%
Dollar General Corp. 17,050 4,020,902
Retail - Discretionary — 8.16%
O'Reilly Automotive, Inc.
(a)
4,460 3,149,785
Ross Stores, Inc. 24,535 2,803,860
5,953,645
Semiconductors — 10.36%
Lam Research Corp. 5,260 3,782,729
Teradyne, Inc. 23,130 3,782,449
7,565,178
Software — 3.49%
Fortinet, Inc.
(a)
7,090 2,548,146
Specialty Finance — 9.52%
Capital One Financial Corp. 23,055 3,345,050
Synchrony Financial 77,710 3,604,967
6,950,017

Fuller & Thaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 3.79%
Zebra Technologies Corp., Class A
(a)
4,650 $ 2,767,680
Transportation & Logistics — 3.37%
Union Pacific Corp. 9,770 2,461,356
Transportation Equipment — 4.80%
Allison Transmission Holdings, Inc. 96,540 3,509,229
Total Investments/Common St ocks — 96.32%
(Cost $54,679,844) 70,351,064
Other Assets in Excess of Liabilities  — 3.68% 2,687,416
NET ASSETS — 100.00% $ 73,038,480
(a) Non-income producing security.

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 101.13%
Apparel & Textile Products — 1.34%
Carter's, Inc. 580 $ 58,708
Automotive — 1.74%
Cooper-Standard Holding, Inc.
(a)
3,390 75,970
Banking — 8.68%
First Citizens BancShares , Inc., Class A 18 14,937
Live Oak Bancshares, Inc. 2,075 181,126
PacWest BanCorp
(a)
1,835 82,887
Western Alliance Bancorp 927 99,792
378,742
Biotech & Pharma — 2.12%
Exelixis , Inc.
(a)
5,070 92,680
Chemicals — 6.48%
Huntsman Corp. 5,295 184,690
Orion Engineered Carbons SA
(a)
5,345 98,134
282,824
Electrical Equipment — 7.30%
Acuity Brands, Inc. 380 80,454
Advanced Energy Industries, Inc. 1,505 137,044
Generac Holdings, Inc.
(a)
287 101,001
318,499
Entertainment Content — 1.03%
Sciplay Corp.
(a)
3,275 45,130
Food — 3.07%
Lancaster Colony Corp. 810 134,136
Health Care Facilities & Services — 2.20%
Universal Health Services, Inc., Class B 740 95,948
Home & Office Products — 5.42%
Leggett & Platt, Inc. 2,800 115,248
Tempur Sealy International, Inc. 2,575 121,102
236,350
Home Construction — 5.24%
Masco Corp. 1,465 102,872
PulteGroup, Inc. 2,195 125,467
228,339
Insurance — 3.85%
Brown & Brown, Inc. 322 22,630
Mercury General Corp. 1,710 90,733
Old Republic International Corp. 273 6,710
Voya Financial, Inc. 727 48,207
168,280
Leisure Facilities & Services — 2.82%
Darden Restaurants, Inc. 114 17,173

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Ruth's Hospitality Group, Inc.
(a)
3,345 $ 66,565
Yum China Holdings, Inc. 790 39,374
123,112
Machinery — 3.00%
Hillenbrand, Inc. 2,105 109,439
Oshkosh Corp. 193 21,753
131,192
Medical Equipment & Devices — 7.54%
Dentsply Sirona, Inc. 2,495 139,196
Quidel Corp.
(a)
345 46,572
Waters Corp.
(a)
385 143,451
329,219
Oil & Gas Producers — 0.49%
Devon Energy Corp. 489 21,540
Real Estate — 9.45%
American Assets Trust, Inc. 2,470 92,699
Gaming and Leisure Properties, Inc. 2,979 144,958
SITE Centers Corp. 3,295 52,160
STORE Capital Corp. 3,575 122,980
412,797
Retail - Discretionary — 3.02%
Advance Auto Parts, Inc. 550 131,934
Semiconductors — 9.53%
Cirrus Logic, Inc.
(a)
1,260 115,945
Power Integrations, Inc. 1,805 167,667
Teradyne, Inc. 810 132,459
416,071
Software — 4.20%
Concentrix Corp. 490 87,524
Verra Mobility Corp.
(a)
6,200 95,666
183,190
Specialty Finance — 0.22%
Synchrony Financial 209 9,696
Steel — 2.42%
Steel Dynamics, Inc. 1,705 105,829
Technology Hardware — 0.80%
TD SYNNEX Corp. 294 33,622
Zebra Technologies Corp., Class A
(a)
2 1,190
34,812
Technology Services — 3.15%
Leidos Holdings, Inc. 625 55,563
Science Applications International Corp. 980 81,918
137,481

Fuller & Thaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation & Logistics — 1.01%
Alaska Air Group, Inc.
(a)
850 $ 44,285
Transportation Equipment — 2.61%
Allison Transmission Holdings, Inc. 3,130 113,776
Wholesale - Discretionary — 2.40%
Pool Corp. 185 104,710
Total Investments/Common Stocks — 101.13%
(Cost $3,323,914) 4,415,250
Liabilities in Excess of Other Assets  — (1.13)% (49,347)
NET ASSETS — 100.00% $ 4,365,903
(a) Non-income producing security.

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.01%
Advertising & Marketing — 2.77%
Magnite , Inc.
(a)
10,725 $ 187,688
Quotient Technology, Inc.
(a)
31,335 232,505
420,193
Apparel & Textile Products — 0.68%
Fossil Group, Inc.
(a)
9,950 102,386
Asset Management — 5.59%
B. Riley Financial, Inc. 6,966 618,998
WisdomTree Investments, Inc. 37,330 228,460
847,458
Biotech & Pharma — 5.08%
BioDelivery Sciences International, Inc.
(a)
64,300 199,330
DermTech , Inc.
(a)
4,894 77,325
Intercept Pharmaceuticals, Inc.
(a)
12,000 195,480
PetIQ , Inc., Class A
(a)
10,250 232,777
ZIOPHARM Oncology, Inc.
(a)
58,200 63,438
768,350
Commercial Support Services — 0.81%
Quad Graphics, Inc., Class A
(a)
30,755 123,020
Containers & Packaging — 1.43%
Myers Industries, Inc. 10,850 217,109
Electrical Equipment — 1.71%
Babcock & Wilcox Enterprises, Inc.
(a)
28,650 258,423
Food — 1.82%
Landec Corp.
(a)
18,675 207,292
Limoneira Co.
(a)
4,600 69,000
276,292
Health Care Facilities & Services — 3.69%
Enzo Biochem , Inc.
(a)
69,500 223,095
Owens & Minor, Inc. 7,735 336,473
559,568
Home Construction — 4.96%
Cornerstone Building Brands, Inc.
(a)
14,201 247,665
Hovnanian Enterprises, Inc.
(a)
3,970 505,341
753,006
Industrial Support Services — 1.45%
Titan Machinery, Inc.
(a)
6,505 219,153
Insurance — 0.58%
United Insurance Holdings Corp.
(a)
20,265 87,950
Internet Media & Services — 2.47%
EverQuote , Inc., Class A
(a)
13,115 205,382
Groupon, Inc.
(a)
4,445 102,946

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Internet Media & Services — (continued)
LiveOne , Inc.
(a)
51,055 $ 65,350
373,678
Leisure Facilities & Services — 4.83%
Carrols Restaurant Group, Inc.
(a)
29,656 87,782
Century Casinos, Inc.
(a)
19,850 241,773
Drive Shack, Inc.
(a)
50,672 72,461
Fiesta Restaurant Group, Inc.
(a)
11,930 131,349
Monarch Casino & Resort, Inc.
(a)
2,675 197,816
731,181
Machinery — 1.18%
Titan International, Inc.
(a)
16,250 178,100
Medical Equipment & Devices — 3.10%
Accuray , Inc.
(a)
40,085 191,205
Cutera , Inc.
(a)
5,825 240,689
Surgalign Holdings, Inc.
(a)
52,075 37,307
469,201
Oil & Gas Producers — 5.68%
Matador Resources Co. 15,085 556,938
TravelCenters of America, Inc.
(a)
5,875 303,268
860,206
Oil & Gas Services & Equipment — 1.84%
Exterran Corp.
(a)
42,475 126,576
Newpark Resources, Inc.
(a)
51,600 151,704
278,280
Publishing & Broadcasting — 2.52%
Audacy , Inc., Class A
(a)
56,290 144,665
Townsquare Media, Inc., Class A
(a)
17,800 237,274
381,939
Renewable Energy — 2.84%
FutureFuel Corp. 27,003 206,303
Green Plains, Inc.
(a)
6,440 223,854
430,157
Retail - Discretionary — 11.60%
Barnes & Noble Education, Inc.
(a)
32,450 220,984
Big 5 Sporting Goods Corp. 9,615 182,781
Boot Barn Holdings, Inc.
(a)
2,879 354,260
Destination XL Group, Inc.
(a)
22,050 125,244
Genesco, Inc.
(a)
3,505 224,915
Kirkland's, Inc.
(a)
8,775 131,011
Lazydays Holdings, Inc.
(a)
3,605 77,652
MarineMax , Inc.
(a)
3,519 207,762
Shift Technologies, Inc., Class A
(a)
24,000 81,840
Tuesday Morning Corp.
(a)
66,520 151,666
1,758,115

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — 4.55%
Brightcove , Inc.
(a)
22,675 $ 231,739
Donnelley Financial Solutions, Inc.
(a)
6,438 303,487
RealNetworks , Inc.
(a)
27,046 26,505
Viant Technology, Inc., Class A
(a)
13,130 127,427
689,158
Specialty Finance — 4.52%
CURO Group Holdings Corp.
(a)
13,890 222,379
Elevate Credit, Inc.
(a)
67,732 201,164
Regional Management Corp.
(a)
4,541 260,926
684,469
Steel — 2.00%
Ryerson Holding Corp.
(a)
11,625 302,831
Technology Hardware — 4.92%
A10 Networks, Inc. 18,995 314,937
Arlo Technologies, Inc.
(a)
30,036 315,077
Daktronics, Inc.
(a)
22,900 115,645
745,659
Technology Services — 4.15%
comScore, Inc.
(a)
50,700 169,338
Katapult Holdings, Inc.
(a)
42,925 144,657
MoneyGram International, Inc.
(a)
39,805 314,062
628,057
Telecommunications — 1.37%
INNOVATE Corp.
(a)
56,075 207,478
Transportation & Logistics — 1.67%
Nordic American Tankers Ltd. 53,320 90,111
Overseas Shipholding Group, Inc., Class A
(a)
87,000 163,560
253,671
Transportation Equipment — 2.83%
Commercial Vehicle Group, Inc.
(a)
17,575 141,655
Shyft Group, Inc. (The) 5,838 286,821
428,476
Wholesale - Consumer Staples — 1.77%
Andersons, Inc. (The) 6,915 267,680
Wholesale - Discretionary — 3.60%
Veritiv Corp.
(a)
4,445 544,824
Total Common Stocks (Cost $11,012,575) 14,846,068
CLOSED END FUNDS — 0.89%
NexPoint Diversified Real Estate Trust 9,875 134,103
Total Closed End Funds (Cost $144,719) 134,103

Fuller & Thaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
Total Investments — 98.90%
(Cost $11,157,294) $ 14,980,171
Other Assets in Excess of Liabilities  — 1.10% 165,946
NET ASSETS — 100.00% $ 15,146,117
(a) Non-income producing security.